Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 5,525,744	$ 249,356	$ 234,234
Office Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, plant and equipment, useful life	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, plant and equipment, useful life	7 years	7 years
Equipment and Machinery [Member] | Minimum [Member]
Property, plant and equipment, useful life	6 years	6 years
Equipment and Machinery [Member] | Maximum [Member]
Property, plant and equipment, useful life	10 years	10 years
Building Improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life	10 years	10 years
Building Improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life	15 years	15 years
Computer Software [Member]
Property, plant and equipment, useful life	5 years	5 years
Molds [Member]
Property, plant and equipment, useful life	5 years	5 years
Vehicles [Member] | Minimum [Member]
Property, plant and equipment, useful life	5 years	5 years
Vehicles [Member] | Maximum [Member]
Property, plant and equipment, useful life	7 years	7 years
Buildings - Rental Property [Member]
Property, plant and equipment, useful life	40 years	40 years